Assets Held for Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Long Lived Assets, Current [Abstract]
Assets held-for-sale, long-lived assets	$ 16,316
Impairment loss on assets held for sales	19,035	34,955
Value of assets held-for-sale	19,823
Proceeds from disposition of assets held-for-sale	19,725
Loss from discontinued operations	$ (98)